Schedule of Investments (unaudited)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 2.3%
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53	USD	1,000	$ 1,149,460
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,645	2,098,181
Southeast Energy Authority Cooperative District, RB, Series B, 4.00%, 12/01/51(a)		3,065	3,795,114
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35		1,000	1,198,060
Tuscaloosa County IDA, Refunding RB, Series A, 5.25%, 05/01/44(b)		1,545	1,760,898
			10,001,713
Alaska — 0.2%
Northern Tobacco Securitization Corp.
Refunding RB, Series A, 4.63%, 06/01/23		25	25,021
Refunding RB, Series B-2, 0.00%, 06/01/66(c)(d)		4,735	1,059,787
			1,084,808
American Samoa — 0.1%
American Samoa EDA, RB, Series A, 5.00%, 09/01/38(b)		265	326,655
Arizona — 2.1%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	293,085
RB, 5.00%, 12/15/49(b)		105	120,096
RB, 7.10%, 01/01/55(b)		1,150	1,168,722
RB, 5.00%, 07/01/55(b)		285	309,889
RB, Series B, 5.13%, 07/01/47(b)		195	220,828
Refunding RB, 5.50%, 07/01/52(b)		610	662,332
Refunding RB, Series A, 5.00%, 07/01/26(b)		300	335,769
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	697,613
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	212,772
City of Phoenix IDA
RB, 5.00%, 07/01/46(b)		570	632,820
RB, 5.00%, 07/01/59		880	1,041,929
RB, Series A, 5.00%, 07/01/49(b)		270	276,669
Refunding RB, 5.00%, 07/01/35(b)		300	332,445
Refunding RB, 5.00%, 07/01/45(b)		100	109,077
Refunding RB, Series A, 5.00%, 07/01/35(b)		45	50,493
County of Pima IDA
RB, 5.13%, 07/01/39		145	152,180
RB, 5.25%, 07/01/49		180	187,047
Refunding RB, 5.00%, 07/01/56(b)		295	327,757
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	310,824
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	297,617
RB, 5.50%, 10/01/51(b)		280	297,951
Refunding RB, Series A, 4.13%, 09/01/38		230	270,213
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	696,170
			9,004,298
Arkansas — 1.7%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		3,045	3,413,810
RB, AMT, 4.75%, 09/01/49(b)		3,150	3,626,564
Pulaski County Public Facilities Board
RB, 5.00%, 12/01/39		230	266,423
RB, 5.00%, 12/01/42		250	281,255
			7,588,052
California — 4.5%
California Community Housing Agency
RB, Series A, 5.00%, 04/01/49(b)		165	188,404
RB, Series A, 4.00%, 02/01/56(b)		1,440	1,550,059
Security		Par (000)	Value
California (continued)
California Community Housing Agency
RB, Series A-2, 4.00%, 08/01/47(b)	USD	1,055	$ 1,162,948
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36		300	303,156
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)		150	162,906
Refunding RB, Series A, 5.00%, 02/01/46		650	742,267
Refunding RB, Series B, 5.00%, 01/01/37		630	749,228
California Public Finance Authority, RB, 6.25%, 07/01/54(b)		1,100	1,261,414
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)		250	281,693
Refunding RB, 5.00%, 07/01/51(b)		300	338,610
California Statewide Communities Development Authority
Refunding RB, Series A, 5.25%, 11/01/44(b)		250	268,713
Refunding RB, (AGM), 5.00%, 11/15/49		500	578,730
California Statewide Financing Authority
RB, 5.63%, 05/01/29		20	20,088
RB, 6.00%, 05/01/43		315	316,040
RB, 6.00%, 05/01/43		85	85,281
City of Irvine, Special Tax Bonds, 5.00%, 09/01/44		250	277,167
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	537,610
CMFA Special Finance Agency I, RB, Series A-2, 4.00%, 04/01/56(b)		2,250	2,438,527
CSCDA Community Improvement Authority
RB, 2.65%, 12/01/46(b)		760	775,314
RB, 4.00%, 10/01/56(b)		1,080	1,176,163
RB, 3.00%, 12/01/56		645	657,461
RB, 4.00%, 12/01/56(b)		910	993,383
Golden State Tobacco Securitization Corp.
Refunding RB, Series A-1, 3.50%, 06/01/36		865	881,288
Refunding RB, Series A-1, 5.00%, 06/01/47		115	119,101
Refunding RB, Series A-2, 5.00%, 06/01/47		1,865	1,931,506
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(d)		1,045	607,040
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45		500	589,085
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(d)		580	357,268
			19,350,450
Colorado — 3.9%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	1,054,440
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	538,155
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	548,295
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	538,520
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48		1,050	1,132,551
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	162,621
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45		500	558,050
Colorado Health Facilities Authority
RB, 5.25%, 01/01/45		620	666,779
Refunding RB, 5.00%, 07/01/38		215	228,949
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	1,091,275
DIATC Metropolitan District, GO, 3.25%, 12/01/29(b)		590	617,405

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39	USD	600	$ 657,696
GO, Series A, 5.00%, 08/01/49		540	586,429
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	604,986
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	571,146
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	534,760
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	732,389
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)		930	1,067,491
Rocky Mountain Rail Park Metropolitan District
GO, Series A, 5.00%, 12/01/41(b)		500	545,340
GO, Series A, 5.00%, 12/01/51(b)		500	540,180
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37		550	594,380
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	283,428
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	199,589
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	695,297
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44		1,000	1,059,230
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	562,688
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	536,930
			16,908,999
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority
RB, Series A, 5.00%, 01/01/45(b)		190	208,500
RB, Series A, 5.00%, 01/01/55(b)		255	277,925
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		775	824,910
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(b)		98	103,695
Refunding RB, Series C-1, 6.25%, 02/01/30(b)		330	376,972
			1,792,002
District of Columbia — 2.1%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(d)		8,970	1,948,733
RB, 0.00%, 06/15/46(d)		10,325	1,931,188
RB, 0.00%, 06/15/55(d)		19,300	1,888,119
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, 4.00%, 10/01/49		3,030	3,454,018
			9,222,058
Florida — 7.9%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21		125	125,800
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/23(b)(c)		200	211,498
Refunding RB, 4.00%, 11/15/26(b)(c)		475	523,174
Refunding RB, 4.00%, 11/15/28(b)(c)		510	571,231
Refunding RB, 4.00%, 11/15/30(b)(c)		555	621,189
Refunding RB, 4.00%, 11/15/34(b)(c)		650	713,720
Refunding RB, 5.00%, 04/01/39		500	549,925
Security		Par (000)	Value
Florida (continued)
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31	USD	480	$ 536,861
Capital Trust Agency, Inc.
RB, 5.00%, 06/01/41(b)		100	111,301
RB, 5.00%, 06/15/49(b)		100	106,906
RB, 5.75%, 06/01/54(b)		420	450,983
RB, 5.00%, 06/01/56(b)		160	173,080
RB, 0.00%, 07/01/61(b)(d)		36,570	3,752,082
Celebration Pointe Community Development District
Special Assessment RB, 4.00%, 05/01/22(b)		25	25,370
Special Assessment RB, 5.13%, 05/01/45		235	245,535
Charlotte County IDA
RB, 5.00%, 10/01/34(b)		105	118,499
RB, 5.00%, 10/01/49(b)		510	562,964
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45		1,000	1,132,120
County of Broward Airport System Revenue, RB, AMT, Series A, 4.00%, 10/01/49		610	695,662
County of Broward Port Facilities Revenue, RB, AMT, Series B, 4.00%, 09/01/49		2,500	2,835,325
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(d)		935	419,852
Refunding RB, Series A-2, 0.00%, 10/01/47(d)		900	388,737
Refunding RB, Series A-2, 0.00%, 10/01/48(d)		635	263,944
Refunding RB, Series A-2, 0.00%, 10/01/49(d)		525	210,100
County of Palm Beach, RB, 5.00%, 04/01/51(b)		110	120,370
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45		505	583,876
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)		645	724,064
RB, 5.13%, 06/15/55(b)		2,490	2,593,335
RB, Series A, 6.13%, 06/15/44		45	48,448
RB, AMT, 5.00%, 08/01/29(a)(b)		470	486,615
RB, AMT, Series B, 7.38%, 01/01/49(b)		1,030	1,130,703
Refunding RB, 5.00%, 06/01/51		245	282,541
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	227,193
Special Assessment RB, 4.50%, 05/01/52		235	253,090
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36		250	266,270
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	391,519
Hillsborough County Aviation Authority, Refunding RB, AMT, Series A, 5.00%, 10/01/44		350	394,579
Lakewood Ranch Stewardship District
Special Assessment RB, 3.00%, 05/01/24		100	101,622
Special Assessment RB, 3.13%, 05/01/25		255	260,720
Special Assessment RB, 3.25%, 05/01/29		225	235,386
Special Assessment RB, 4.75%, 05/01/29		180	203,144
Special Assessment RB, 4.95%, 05/01/29(b)		135	153,835
Special Assessment RB, 4.88%, 05/01/35		150	161,135
Special Assessment RB, 4.40%, 05/01/39		525	577,237
Special Assessment RB, 5.30%, 05/01/39		205	238,204
Special Assessment RB, 5.50%, 05/01/39(b)		135	158,741
Special Assessment RB, 5.13%, 05/01/46		100	107,416
Special Assessment RB, 5.45%, 05/01/48		365	423,692
Special Assessment RB, 5.65%, 05/01/48(b)		210	246,666
Special Assessment RB, 4.00%, 05/01/49(b)		200	211,884
Special Assessment RB, 3.90%, 05/01/50		240	253,495

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority
RB, 5.00%, 08/01/35	USD	250	$ 284,155
Refunding RB, 5.00%, 08/01/41		695	765,348
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		300	307,224
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		175	178,126
Special Assessment Refunding RB, 3.38%, 05/01/30		335	350,266
Pinellas County IDA, RB, 5.00%, 07/01/39		250	295,853
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	107,079
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	453,403
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		100	101,706
Special Assessment RB, 3.50%, 11/01/30		200	210,140
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	141,009
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	134,829
Special Assessment RB, Series A-2, 3.88%, 05/01/31		155	161,377
Seminole County IDA
Refunding RB, 5.50%, 11/15/49		740	811,336
Refunding RB, 5.75%, 11/15/54		595	656,505
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		375	391,605
St. Johns County IDA
Refunding RB, 4.00%, 12/15/41(c)		100	110,761
Refunding RB, 4.00%, 12/15/46(c)		100	109,959
Refunding RB, 4.00%, 12/15/50(c)		140	153,370
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	200,229
Trout Creek Community Development District
Special Assessment RB, 4.50%, 05/01/23		100	102,801
Special Assessment RB, 5.00%, 05/01/28		240	266,011
Special Assessment RB, 5.63%, 05/01/45		200	215,496
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	108,416
Special Assessment RB, 4.75%, 05/01/39		190	209,251
Special Assessment RB, 5.00%, 05/01/50		290	318,907
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	856,415
			34,183,215
Georgia — 0.7%
Gainesville & Hall County Hospital Authority, Refunding RB, (County GTD), 5.50%, 08/15/54		250	289,565
George L. Smith II Congress Center Authority, RB, 4.00%, 01/01/54		380	444,140
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49		950	1,434,225
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49		845	964,339
			3,132,269
Security		Par (000)	Value
Guam — 0.4%
Territory of Guam
Refunding RB, Series A, 5.00%, 11/01/35	USD	265	$ 337,652
Refunding RB, Series A, 5.00%, 11/01/40		365	456,655
Refunding RB, Series F, 4.00%, 01/01/36(c)		315	367,791
Refunding RB, Series F, 4.00%, 01/01/42(c)		405	462,251
			1,624,349
Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		330	391,037
Illinois — 5.4%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/41		200	203,438
GO, Series A, 5.00%, 12/01/42		570	598,603
GO, Series D, 5.00%, 12/01/46		190	231,659
GO, Series D, 5.00%, 12/01/46		485	519,935
GO, Series H, 5.00%, 12/01/46		625	742,525
GO, Refunding, Series A, 0.00%, 12/01/25(d)		135	127,478
GO, Refunding, Series A, 5.00%, 12/01/28		125	158,639
GO, Refunding, Series A, 5.00%, 12/01/30		505	652,394
GO, Refunding, Series B, 4.00%, 12/01/35		230	238,685
GO, Refunding, Series C, 5.00%, 12/01/25		225	264,386
GO, Refunding, Series C, 5.00%, 12/01/34		625	766,075
GO, Refunding, Series D, 5.00%, 12/01/25		290	340,515
GO, Refunding, Series F, 5.00%, 12/01/22		215	228,609
Chicago O’Hare International Airport
Refunding RB, Series D, 5.00%, 01/01/39		260	277,256
Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,140,080
City of Chicago
GO, Refunding, Series A, 5.25%, 01/01/32		530	585,019
GO, Refunding, Series A, 6.00%, 01/01/38		275	340,907
GO, Refunding, Series B, 5.43%, 01/01/42		1,935	2,318,033
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	568,545
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	1,003,619
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	156,286
Refunding RB, 5.00%, 02/15/47		900	1,005,228
Refunding RB, Series C, 5.00%, 02/15/41		650	774,410
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	462,871
RB, 5.00%, 06/15/57		660	784,456
Refunding RB, 0.00%, 12/15/54(d)		7,170	2,815,229
Refunding RB, (State Appropriation), Series B, 5.00%, 06/15/52		80	82,994
State of Illinois
GO, 5.00%, 01/01/28		1,005	1,184,413
GO, 5.00%, 04/01/31		1,000	1,096,970
GO, 5.50%, 07/01/33		365	395,952
GO, 5.00%, 03/01/37		300	308,166
GO, 5.00%, 02/01/39		1,000	1,085,590
GO, 5.00%, 05/01/39		275	300,446
GO, Series A, 5.00%, 01/01/33		310	316,479
GO, Series A, 5.00%, 12/01/35		825	1,000,973
GO, Series D, 5.00%, 11/01/28		295	361,425
GO, Refunding, Series B, 5.00%, 10/01/27		105	129,310
			23,567,598
Indiana — 0.7%
City of Anderson, RB, 5.38%, 01/01/40		340	353,355
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)		350	350,588
Indiana Finance Authority
RB, AMT, 6.75%, 05/01/39		640	822,803

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Indiana (continued)
Indiana Finance Authority
RB, AMT, 5.25%, 01/01/51	USD	1,000	$ 1,084,060
Refunding RB, 4.75%, 03/01/32		270	278,265
			2,889,071
Iowa — 1.1%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48		940	1,071,760
Refunding RB, 3.13%, 12/01/22		395	404,409
Refunding RB, 5.25%, 12/01/25		310	339,704
Refunding RB, 5.25%, 12/01/50(a)		400	434,068
Refunding RB, Series E, 4.00%, 08/15/46		570	634,051
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	2,066,100
			4,950,092
Louisiana — 0.9%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 09/15/44(b)		475	462,902
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)		400	416,196
Louisiana Public Facilities Authority
RB, 5.00%, 06/01/41(b)		310	341,285
RB, 5.25%, 06/01/51(b)		455	498,671
RB, 5.25%, 06/01/60(b)		840	912,425
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,268,421
			3,899,900
Maryland — 1.9%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	257,395
City of Baltimore
Refunding RB, 4.00%, 09/01/27		100	105,946
Refunding TA, 3.20%, 06/01/30(b)		200	207,024
Refunding TA, 3.25%, 06/01/31(b)		225	233,068
Refunding TA, 3.30%, 06/01/32(b)		500	517,240
Refunding TA, 3.35%, 06/01/33(b)		540	558,398
Refunding TA, 3.40%, 06/01/34(b)		570	589,129
Refunding TA, 3.45%, 06/01/35(b)		610	630,429
County of Frederick, Refunding TA, 4.63%, 07/01/43(b)		1,200	1,437,624
Maryland EDC
RB, AMT, 5.00%, 03/31/51		620	723,794
Refunding RB, 5.00%, 07/01/39		100	107,745
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)		1,940	2,208,574
Refunding RB, 5.00%, 07/01/40		500	574,270
			8,150,636
Massachusetts — 1.5%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/43		500	601,990
RB, 5.00%, 01/01/48		1,000	1,191,250
RB, 5.00%, 10/01/54		710	773,495
RB, Series A, 5.00%, 01/01/47		500	588,405
RB, Series N, 5.00%, 07/01/44		500	561,440
Refunding RB, 4.00%, 07/01/45		120	140,032
Refunding RB, 4.00%, 07/01/50		225	261,207
Refunding RB, Series A, 4.00%, 07/01/44		1,250	1,407,088
Security		Par (000)	Value
Massachusetts (continued)
Massachusetts HFA
RB, Series D-1, 2.55%, 12/01/50	USD	230	$ 227,856
Refunding RB, AMT, Series A, 4.45%, 12/01/42		605	638,850
			6,391,613
Michigan — 1.5%
Advanced Technology Academy, Refunding RB, 3.88%, 11/01/29		250	270,710
City of Detroit
GO, 5.00%, 04/01/34		90	107,741
GO, 5.00%, 04/01/35		90	107,453
GO, 5.00%, 04/01/36		65	77,416
GO, 5.00%, 04/01/37		100	118,832
GO, 5.00%, 04/01/38		45	53,336
Michigan Finance Authority, RB, AMT, 5.00%, 07/01/44		250	261,630
Michigan State HDA
RB, Series A, 2.55%, 10/01/51		1,995	1,986,103
RB, Series A, 2.70%, 10/01/56		1,915	1,916,781
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	567,775
RB, Series D, 5.00%, 12/01/40		500	587,400
RB, AMT, 5.00%, 12/01/39		250	282,640
			6,337,817
Minnesota — 1.6%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	673,383
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	2,360,142
City of Minneapolis
RB, 5.00%, 07/01/40		435	490,624
RB, Series A, 5.75%, 07/01/55		850	997,560
Duluth EDA
Refunding RB, 4.25%, 02/15/48		1,265	1,446,755
Refunding RB, 5.25%, 02/15/58		425	524,369
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)		240	279,000
			6,771,833
Missouri — 1.0%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	218,242
Refunding RB, 4.75%, 11/15/47		240	241,073
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 07/01/40		1,170	1,422,404
Kansas City IDA, Refunding RB, 5.75%, 11/15/36(b)(e)(f)		220	75,450
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(b)		755	814,320
TA, 5.00%, 02/01/40(b)		260	283,200
Plaza at Noah’s Ark Community Improvement District
Refunding RB, 3.00%, 05/01/22		250	252,220
Refunding RB, 3.00%, 05/01/25		100	102,961
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	792,182
			4,202,052
Montana — 0.2%
Montana Facility Finance Authority, Refunding RB, Series A, 3.00%, 06/01/50(c)		825	880,712
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	584,160

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Nevada — 1.5%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49	USD	190	$ 217,105
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46		5,000	5,576,750
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		190	223,885
RB, 5.00%, 07/01/45		240	279,005
RB, 5.00%, 07/01/51		255	293,487
			6,590,232
New Hampshire — 0.5%
New Hampshire Business Finance Authority
RB, Series A, 4.13%, 08/15/40		320	332,192
RB, Series A, 4.25%, 08/15/46		365	376,746
RB, Series A, 4.50%, 08/15/55		755	784,596
Refunding RB, 4.63%, 11/01/42(b)		320	336,391
Refunding RB, Series A, 3.63%, 07/01/43(a)(b)		290	309,389
Refunding RB, AMT, 4.88%, 11/01/42(b)		130	137,290
			2,276,604
New Jersey — 6.0%
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/39		250	280,702
Refunding RB, 5.25%, 11/01/44		560	621,846
New Jersey EDA
RB, 5.00%, 07/01/32		200	217,672
RB, 5.25%, 11/01/54(b)		945	1,011,339
RB, Series EEE, 5.00%, 06/15/43		2,935	3,596,402
RB, Series WW, 5.25%, 06/15/40		55	65,459
RB, Series WW, 5.25%, 06/15/40		945	1,093,393
RB, AMT, 6.50%, 04/01/31		90	97,313
RB, AMT, 5.38%, 01/01/43		500	550,305
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	264,023
Refunding RB, (AGM), 5.00%, 06/01/37		200	239,158
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/47		540	611,950
Refunding RB, 4.25%, 07/01/44		395	431,285
Refunding RB, 5.00%, 07/01/44		220	247,388
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 2.50%, 12/01/40		790	799,188
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	839,163
New Jersey Transportation Trust Fund Authority
RB, 5.25%, 06/15/43		1,615	2,031,331
RB, Series AA, 5.00%, 06/15/38		325	339,618
RB, Series AA, 5.25%, 06/15/41		205	238,206
RB, Series AA, 5.00%, 06/15/44		30	32,366
RB, Series AA, 5.00%, 06/15/44		30	33,184
RB, Series AA, 4.00%, 06/15/45		710	830,757
RB, Series AA, 5.00%, 06/15/46		450	511,038
RB, Series BB, 4.00%, 06/15/50		4,000	4,561,920
New Jersey Turnpike Authority
RB, Series A, 5.00%, 01/01/43		370	387,686
RB, Series A, 4.00%, 01/01/48		2,000	2,307,720
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	466,620
Refunding RB, Series A, 5.25%, 06/01/46		1,100	1,342,627
Refunding RB, Sub-Series B, 5.00%, 06/01/46		1,795	2,134,686
			26,184,345
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42		325	340,529
Security		Par (000)	Value
New York — 7.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	USD	285	$ 325,949
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48		1,000	1,036,250
City of New York, GO, Series F-1, 5.00%, 03/01/44		3,000	3,866,850
County of Cattaraugus, RB, 5.00%, 05/01/44		195	209,097
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45		495	499,089
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	550,930
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	137,220
Metropolitan Transportation Authority
RB, Series B, 3.00%, 11/15/25		165	170,994
RB, Series C-1, 4.75%, 11/15/45		1,285	1,595,096
RB, Series C-1, 5.25%, 11/15/55		1,950	2,475,700
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	1,042,500
New York Counties Tobacco Trust IV
Refunding RB, 6.25%, 06/01/41(b)		550	558,470
Refunding RB, Series A, 5.00%, 06/01/42		915	924,150
Refunding RB, Series A, 5.00%, 06/01/45		225	227,239
New York Counties Tobacco Trust VI
Refunding RB, 5.00%, 06/01/45		835	900,314
Refunding RB, 5.00%, 06/01/51		420	446,002
New York Liberty Development Corp.
Refunding RB, 5.38%, 11/15/40(b)		150	169,076
Refunding RB, 5.00%, 11/15/44(b)		3,000	3,305,730
New York State Dormitory Authority
Refunding RB, 5.00%, 12/01/35(b)		215	259,993
Refunding RB, Series A, 4.00%, 03/15/47		2,000	2,376,660
New York State HFA, RB, (State of New York Mortgage Agency), Series L-1, 2.60%, 11/01/50		1,215	1,225,413
New York State Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,383,553
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	565,875
RB, AMT, 5.00%, 10/01/35		240	308,040
RB, AMT, 5.00%, 10/01/40		680	860,023
RB, AMT, 5.00%, 07/01/41		1,470	1,656,278
RB, AMT, 4.00%, 04/30/53		640	747,014
Refunding RB, AMT, 5.38%, 08/01/36		865	1,100,730
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44		385	419,296
Westchester County Healthcare Corp., RB, Series A, 5.00%, 11/01/44		322	357,286
Westchester County Local Development Corp., Refunding RB, 5.00%, 01/01/34		1,080	1,133,633
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		850	930,470
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	570,890
			32,335,810
North Carolina — 0.3%
North Carolina Medical Care Commission
Refunding RB, 5.25%, 01/01/41		250	263,333
Refunding RB, 4.00%, 03/01/51		520	568,053
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	271,750
			1,103,136
North Dakota — 0.2%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	1,052,035

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	USD	5,795	$ 6,778,064
County of Franklin
RB, 6.13%, 07/01/40		30	31,786
RB, 6.13%, 07/01/40		555	582,173
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	212,023
Refunding RB, 4.00%, 08/15/50		915	1,074,466
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	152,461
Refunding RB, 5.25%, 05/01/40		285	307,749
Refunding RB, 5.50%, 05/01/50		670	724,973
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		455	483,929
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)		880	985,873
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)		265	268,198
Southern Ohio Port Authority, RB, AMT, Series A, 7.00%, 12/01/42(b)		1,380	1,557,799
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	413,190
			13,572,684
Oklahoma — 2.0%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37		1,000	1,188,720
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)		3,290	4,011,431
RB, Series B, 5.00%, 08/15/38		975	1,185,171
RB, Series B, 5.25%, 08/15/43		875	1,074,080
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	1,060,342
			8,519,744
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(d)		275	153,970
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	159,507
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)		305	328,817
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	325,512
			967,806
Pennsylvania — 2.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)		295	337,592
Bucks County IDA
RB, 4.00%, 07/01/46		100	112,545
RB, 4.00%, 07/01/51		100	111,446
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42		130	135,179
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,397,694
Montgomery County IDA
Refunding RB, 5.25%, 01/15/45		500	566,560
Refunding RB, 5.38%, 01/01/50		170	178,191
Pennsylvania Economic Development Financing Authority
RB, AMT, Series P-3, 5.00%, 06/30/42		1,625	1,870,456
Refunding RB, AMT, 5.50%, 11/01/44		500	532,820
Security		Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47	USD	1,010	$ 984,770
Pennsylvania Higher Educational Facilities Authority
RB, 4.00%, 08/15/44		1,045	1,225,137
Refunding RB, 5.00%, 07/15/38		250	280,460
Pennsylvania Turnpike Commission
RB, Series B, 5.25%, 12/01/44		1,000	1,144,920
RB, Sub-Series A, 5.50%, 12/01/42		660	807,305
Philadelphia Authority for Industrial Development, Refunding RB, Series 2015, 5.00%, 04/01/45		500	576,060
			10,261,135
Puerto Rico — 9.4%
Children’s Trust Fund
RB, Series A, 0.00%, 05/15/57(d)		15,375	1,053,802
Refunding RB, 5.50%, 05/15/39		160	164,430
Commonwealth of Puerto Rico
GO, Series A, 5.25%, 07/01/22(e)(f)		75	69,022
GO, Series A, 5.13%, 07/01/31(e)(f)		207	190,500
GO, Series A, 6.00%, 07/01/38(e)(f)		160	149,400
GO, Series A, 5.75%, 07/01/41(e)(f)		90	80,944
GO, Series B, 5.25%, 07/01/17(e)(f)		30	27,375
GO, Refunding, Series A, 5.50%, 07/01/18(e)(f)		285	260,063
GO, Refunding, Series A, 5.50%, 07/01/32(e)(f)		90	82,826
GO, Refunding, Series A, 8.00%, 07/01/35(e)(f)		4,275	3,532,576
GO, Refunding, Series A, 5.50%, 07/01/39(e)(f)		865	759,491
GO, Refunding, Series A, 6.50%, 07/01/40(e)(f)		625	578,125
GO, Refunding, Series A, 5.00%, 07/01/41(e)(f)		4,485	3,728,156
GO, Refunding, Series B, 6.00%, 07/01/39(e)(f)		135	126,056
Puerto Rico Commonwealth Aqueduct & Sewer Authority
RB, Series A, 5.13%, 07/01/37		55	56,959
RB, Series A, 5.75%, 07/01/37		885	921,993
Puerto Rico Electric Power Authority
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(e)(f)		1,795	1,792,195
RB, Series 2013 A-RSA-1, 6.75%, 07/01/36(e)(f)		635	634,008
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(e)(f)		175	174,727
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	185,869
RB, Series A-RSA-1, 5.00%, 07/01/29(e)(f)		385	376,152
RB, Series A-RSA-1, 5.00%, 07/01/42(e)(f)		470	459,199
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	185,869
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	479,052
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	479,130
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	48,432
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	48,432
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	478,237
RB, Series CCC-RSA-1, 5.25%, 07/01/26(e)(f)		125	122,127
RB, Series CCC-RSA-1, 5.25%, 07/01/28(e)(f)		70	68,391
RB, Series D-2-RSA-1, 7.50%, 01/01/20(e)(f)		840	839,034
RB, Series TT, 5.00%, 07/01/32(e)(f)		395	346,612
RB, Series TT-RSA-1, 5.00%, 07/01/25(e)(f)		45	43,966
RB, Series TT-RSA-1, 5.00%, 07/01/26(e)(f)		190	185,634
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	144,788
RB, Series WW, 5.50%, 07/01/38(e)(f)		130	114,075
RB, Series WW-RSA-1, 5.50%, 07/01/17(e)(f)		110	108,350
RB, Series WW-RSA-1, 5.50%, 07/01/18(e)(f)		95	93,575
RB, Series WW-RSA-1, 5.50%, 07/01/19(e)(f)		70	68,950
RB, Series WW-RSA-1, 5.38%, 07/01/24(e)(f)		65	63,506
RB, Series WW-RSA-1, 5.25%, 07/01/33(e)(f)		75	73,276
RB, Series WW-RSA-1, 5.50%, 07/01/38(e)(f)		90	87,932
RB, Series XX-RSA-1, 5.25%, 07/01/27(e)(f)		50	48,851
RB, Series XX-RSA-1, 5.25%, 07/01/35(e)(f)		30	29,311
RB, Series XX-RSA-1, 5.75%, 07/01/36(e)(f)		45	43,966

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series XX-RSA-1, 5.25%, 07/01/40(e)(f)	USD	2,320	$ 2,266,685
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/22(e)(f)		160	156,323
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/28(e)(f)		265	258,910
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/29(e)(f)		40	39,081
Refunding RB, Series DDD-RSA-1, 5.00%, 07/01/19(e)(f)		895	881,575
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/17(a)(e)(f)		30	24,450
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/18(a)(e)(f)		30	24,450
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/20(a)(e)(f)		250	222,388
Refunding RB, Series UU-RSA-1, 0.84%, 07/01/31(a)(e)(f)		300	266,865
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	816,075
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/17(e)(f)		70	68,950
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(e)(f)		235	231,475
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(e)(f)		150	146,553
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(e)(f)		75	73,276
Puerto Rico Public Buildings Authority
Refunding RB, (Commonwealth GTD), Series F, 5.25%, 07/01/24(e)(f)		100	101,833
Refunding RB, (Commonwealth GTD), Series M, 10.00%, 07/01/34(e)(f)		85	92,438
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(d)		613	542,536
RB, Series A-1, 0.00%, 07/01/31(d)		364	291,746
RB, Series A-1, 0.00%, 07/01/33(d)		132	98,286
RB, Series A-1, 0.00%, 07/01/46(d)		2,758	907,989
RB, Series A-1, 0.00%, 07/01/51(d)		6,386	1,521,784
RB, Series A-1, 4.75%, 07/01/53		3,377	3,829,754
RB, Series A-1, 5.00%, 07/01/58		2,268	2,614,165
RB, Series A-2, 4.33%, 07/01/40		2,225	2,499,943
RB, Series A-2, 4.33%, 07/01/40		34	38,201
RB, Series A-2, 4.54%, 07/01/53		317	355,386
RB, Series A-2, 4.78%, 07/01/58		2,226	2,527,556
RB, Series B-1, 0.00%, 07/01/46(d)		477	157,172
			40,661,209
Rhode Island — 0.9%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		595	638,518
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		400	459,812
Refunding RB, Series A, 5.00%, 06/01/40		600	677,862
Refunding RB, Series B, 4.50%, 06/01/45		750	838,560
Refunding RB, Series B, 5.00%, 06/01/50		1,040	1,189,760
			3,804,512
South Carolina — 2.0%
South Carolina Jobs EDA
RB, Series A, 5.00%, 11/15/54		210	230,849
Refunding RB, 4.00%, 11/15/27		160	170,483
Refunding RB, 5.00%, 02/01/36		1,045	1,236,151
Refunding RB, 5.00%, 02/01/38		1,000	1,181,110
Security		Par (000)	Value
South Carolina (continued)
South Carolina Jobs EDA
Refunding RB, 5.00%, 05/01/43	USD	730	$ 893,900
Refunding RB, 5.25%, 11/15/52		200	216,904
South Carolina Public Service Authority
RB, Series A, 5.50%, 12/01/54		1,240	1,397,901
Refunding RB, Series A, 5.00%, 12/01/50		190	215,941
Refunding RB, Series B, 5.13%, 12/01/43		390	429,136
Refunding RB, Series B, 4.00%, 12/01/56		200	222,622
Refunding RB, Series C, 5.00%, 12/01/46		140	158,287
Refunding RB, Series E, 5.25%, 12/01/55		1,930	2,248,180
			8,601,464
Tennessee — 1.7%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	279,985
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(b)(e)(f)		1,205	362,033
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	825,288
Memphis-Shelby County IDB
Refunding TA, 5.50%, 07/01/37		360	371,023
Refunding TA, 5.63%, 01/01/46		470	477,600
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	2,122,488
Refunding RB, 4.00%, 10/01/49		220	241,754
Refunding RB, 5.25%, 10/01/58		1,095	1,314,734
Tennessee Energy Acquisition Corp., RB, 5.00%, 05/01/52(a)		1,000	1,325,130
			7,320,035
Texas — 4.2%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)		510	511,362
Arlington Higher Education Finance Corp.
RB, 5.00%, 08/15/41		225	248,123
RB, 5.00%, 06/15/51		490	518,444
RB, 5.63%, 08/15/54(b)		1,305	1,411,553
RB, Series A, 4.63%, 08/15/46		170	170,704
Refunding RB, Series A, 4.00%, 08/15/46		605	661,610
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	419,316
Central Texas Regional Mobility Authority, RB, Series A, 5.00%, 01/01/45		500	578,425
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	225,730
Refunding RB, Series C, 5.00%, 08/15/42		250	281,540
City of Crandall
Special Assessment RB, 4.25%, 09/15/41(b)		230	228,749
Special Assessment RB, 5.25%, 09/15/51(b)		195	194,912
City of Houston Airport System Revenue
RB, AMT, Series B-1, 5.00%, 07/15/35		100	110,879
Refunding RB, AMT, 4.75%, 07/01/24		500	540,235
Refunding RB, AMT, 5.00%, 07/15/27		140	165,859
Refunding RB, AMT, 5.00%, 07/01/29		500	549,990
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	1,066,420
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	574,975
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	274,862
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	488,557
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(b)		285	301,730
New Hope Cultural Education Facilities Finance Corp.
RB, 10.00%, 12/01/25(b)		695	694,090
RB, 5.00%, 08/15/39(b)		125	135,788

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp.
RB, 5.00%, 08/15/49(b)	USD	195	$ 209,414
RB, Series A, 5.00%, 08/15/51(b)		250	285,315
Refunding RB, Series A, 4.00%, 08/15/26(b)		775	777,278
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)(c)		1,175	1,176,187
Newark Higher Education Finance Corp.
RB, 5.00%, 06/15/38		125	127,799
RB, Series A, 5.50%, 08/15/35(b)		300	351,126
North Texas Tollway Authority
Refunding RB, 4.25%, 01/01/49		1,675	1,962,430
Refunding RB, Series B, 5.00%, 01/01/40		250	266,370
Port Beaumont Navigation District
Refunding RB, AMT, 3.63%, 01/01/35(b)		405	418,839
Refunding RB, AMT, 4.00%, 01/01/50(b)		875	902,624
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49		250	272,910
Texas Transportation Commission
RB, 0.00%, 08/01/40(d)		1,000	463,890
RB, 0.00%, 08/01/42(d)		655	276,259
RB, 5.00%, 08/01/57		315	362,981
			18,207,275
Utah — 0.3%
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/41(b)		125	145,876
RB, Series A, 5.00%, 06/15/52(b)		160	182,218
RB, (Utah Charter School Credit Enhancement), 5.13%, 07/15/49(b)		545	546,025
Refunding RB, 5.00%, 06/15/55(b)		230	263,315
			1,137,434
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 4.75%, 12/01/40(b)		695	709,442
Virginia — 1.2%
Ballston Quarter Community Development Authority
TA, Series A, 5.00%, 03/01/26		120	121,868
TA, Series A, 5.13%, 03/01/31		230	232,546
Cherry Hill Community Development Authority, Special Assessment RB, 5.40%, 03/01/45(b)		250	271,045
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51		810	963,479
Fairfax County EDA, RB, Series A, 5.00%, 12/01/42		400	428,460
Henrico County EDA, Refunding RB, 4.00%, 10/01/45		235	256,138
Lexington IDA, RB, Series A, 5.00%, 01/01/48		330	352,090
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		240	259,166
Special Assessment RB, 5.00%, 03/01/45(b)		95	101,687
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	263,815
RB, 5.00%, 01/01/34		190	205,457
RB, 5.00%, 01/01/49		365	389,130
Virginia HDA, RB, (GNMA/FNMA/FHLMC), Series I, 2.55%, 11/01/50		1,250	1,259,438
			5,104,319
Washington — 2.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42		250	254,203
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	214,330
Security		Par (000)	Value
Washington (continued)
Port of Seattle
RB, AMT, Series C, 5.00%, 04/01/40	USD	250	$ 282,240
Refunding RB, AMT, 5.00%, 08/01/46		2,365	3,026,230
Washington State Convention Center Public Facilities District
RB, 4.00%, 07/01/31		900	1,051,974
RB, 4.00%, 07/01/58		1,100	1,213,498
Washington State Housing Finance Commission
RB, Series A, 5.00%, 07/01/50(b)		155	177,836
RB, Series A, 5.00%, 07/01/56(b)		175	198,063
Refunding RB, 5.00%, 01/01/43(b)		1,100	1,284,734
Refunding RB, 6.00%, 01/01/45(b)		210	230,765
Refunding RB, 5.00%, 01/01/48(b)		1,000	1,158,750
			9,092,623
West Virginia — 0.1%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	453,009
Wisconsin — 4.1%
Public Finance Authority
RB, 6.25%, 10/01/31(b)		195	208,710
RB, 0.00%, 01/01/35(b)(d)		1,285	611,801
RB, 4.50%, 01/01/35(b)		725	814,625
RB, 5.00%, 06/15/41(b)		210	224,645
RB, 5.00%, 11/15/41		375	450,761
RB, 5.00%, 01/01/42(b)		360	394,380
RB, 5.38%, 06/01/44(b)		245	251,101
RB, 6.85%, 11/01/46(b)		275	290,821
RB, 7.00%, 11/01/46(b)		155	164,976
RB, 5.38%, 07/15/47(b)		335	383,954
RB, 7.00%, 10/01/47(b)		195	205,780
RB, 5.50%, 12/01/48(b)(e)(f)		8	2,711
RB, 5.63%, 06/15/49(b)		1,440	1,468,454
RB, 5.00%, 04/01/50(b)		100	118,708
RB, 5.50%, 06/01/54(b)		300	304,908
RB, 5.00%, 01/01/55(b)		1,570	1,751,963
RB, 5.00%, 06/15/55(b)		550	569,839
RB, 5.00%, 06/15/55(b)		2,750	2,825,322
RB, 5.00%, 07/01/55(b)		880	960,740
RB, 5.00%, 01/01/56(b)		875	934,447
RB, 0.00%, 01/01/60(b)(d)		19,530	1,676,650
RB, Series A, 5.13%, 10/01/45		150	159,224
RB, Series A, 5.63%, 06/15/49(b)		885	958,455
Refunding RB, 5.00%, 10/01/34(b)		100	123,562
Refunding RB, 5.00%, 10/01/39(b)		165	201,135
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	778,357
Wisconsin Health & Educational Facilities Authority
Refunding RB, 5.00%, 11/01/46		270	292,005
Refunding RB, 5.00%, 11/01/54		455	487,401
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	176,831
			17,792,266
Total Municipal Bonds — 92.3% (Cost: $357,496,163)			399,323,037
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Colorado — 0.6%
Colorado Health Facilities Authority, Refunding RB, Series A-2, 4.00%, 08/01/49(g)		2,280	2,619,013
Florida — 0.8%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45(g)		3,060	3,538,128

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois — 0.5%
Illinois Toll Highway Authority
RB, Series A, 5.00%, 01/01/40	USD	660	$ 766,574
RB, Series C, 5.00%, 01/01/38		1,000	1,145,642
			1,912,216
Massachusetts — 0.2%
Massachusetts HFA, Refunding RB, AMT, Series A, 4.50%, 12/01/47		958	1,030,485
New Jersey — 0.4%
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 4.25%, 12/01/50		1,540	1,649,929
New York — 3.2%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	1,064,971
Refunding RB, Series A-1, 4.15%, 11/01/38		1,550	1,730,916
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36		3,330	3,918,311
Port Authority of New York & New Jersey
RB, AMT, Series 221, 4.00%, 07/15/60		5,015	5,806,781
Refunding RB, 194th Series, 5.25%, 10/15/55		1,000	1,179,259
			13,700,238
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55		1,000	1,189,780
North Carolina HFA Home Ownership, RB, Series 39-B, 4.00%, 01/01/48		648	706,069
			1,895,849
Oregon — 1.3%
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49		5,000	5,773,950
Virginia — 0.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/60(g)		920	1,077,700
Washington — 0.4%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45		1,340	1,569,743
West Virginia — 0.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)		1,215	1,393,355
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.4% (Cost: $33,167,227)			36,160,606
Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.4%
California Housing Finance, Series 2021-1, Class A, 3.50%, 11/20/35	USD	982	$ 1,149,056
Washington State Housing Finance Commission, Series 2021-1, Class A, 3.50%, 12/20/35		699	815,578
			1,964,634
Total Non-Agency Mortgage-Backed Securities — 0.4% (Cost: $1,895,236)			1,964,634
Total Long-Term Investments — 101.1% (Cost: $392,558,626)			437,448,277
	Shares
Short-Term Securities(i)
Money Market Funds — 3.6%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01%	15,454,457	15,452,911
Total Short-Term Securities — 3.6% (Cost: $15,452,855)		15,452,911
Total Investments — 104.7% (Cost: $408,011,481)		452,901,188
Liabilities in Excess of Other Assets — (0.3)%		(1,209,070)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4)%		(18,994,517)
Net Assets — 100.0%		$ 432,697,601
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 07/01/28, is $4,043,653.
(h)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	90	09/21/21	$ 14,467	$ (384,841)
U.S. Treasury Notes (10 Year)	100	09/21/21	13,250	(39,609)
U.S. Treasury Notes (5 Year)	67	09/30/21	8,270	(7,284)
				$ (431,734)

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 399,323,037	$ —	$ 399,323,037
Municipal Bonds Transferred to Tender Option Bond Trusts	—	36,160,606	—	36,160,606
Non-Agency Mortgage-Backed Securities	—	1,964,634	—	1,964,634
Short-Term Securities
Money Market Funds	15,452,911	—	—	15,452,911
	$ 15,452,911	$ 437,448,277	$ —	$ 452,901,188
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (431,734)	$ —	$ —	$ (431,734)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $18,939,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series E Portfolio
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
RB	Revenue Bonds
TA	Tax Allocation